COMMON SHARES - Stock Options Assumptions Used (Details) - CAD CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Weighted average fair value (in dollars per share)	CAD 7.22	CAD 5.67	CAD 6.45
Expected life (years)	5 years 8 months 12 days	5 years 9 months 18 days	5 years 9 months 18 days
Interest rate	1.20%	0.70%	1.10%
Volatility	18.00%	21.00%	18.00%
Dividend yield	3.60%	4.90%	3.70%
Forfeiture rate	0.00%	5.00%	5.00%
Expense for stock options	CAD 12	CAD 15	CAD 13
Unrecognized compensation costs related to non-vested stock options	CAD 15
Employee Stock Option
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Expense recognition period (in years)	3 years